Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Costs Incurred for Oil and Gas Property Exploration and Development Activities (Detail) - MXN ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Oil And Gas Producing Activities [Line Items]
Total costs incurred	$ 85,941,165	$ 155,556,912
Exploration [member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Total costs incurred	32,480,801	41,661,666
Development [member]
Disclosure Of Oil And Gas Producing Activities [Line Items]
Total costs incurred	$ 53,460,364	$ 113,895,246